Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Operating Leases	The following table sets forth the Company’s office lease commitment as of December 31, 2017:
Office Rental

Year ending December 31,
2018	$1,819,302
2019	1,738,700
2020	823,372
Total	$4,381,374